Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
EQUITY

13. EQUITY

Ordinary shares

The Company has 45 million ordinary shares authorized. Holders of ordinary shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. The par value of share capital is EUR0.01 per share.

During the year ended December 31, 2021, the Company issued ordinary shares as follows:

●	Pursuant to the Contribution Agreement as described in note 4, the Company issued 6,000,000 of its common shares to the former shareholders of PG in exchange for all of the issued and outstanding shares of PG.

●	During 2021 Mainz Biomed N.V. (the company acquired for accounting purposes) sold 3,510,000 shares for $2.2 million gross proceeds.

●	At the time of the Company’s initial public offering in November 2021, the Company sold 2,300,000 shares for $5.00 per share for aggregate proceeds of $10,425,160, net of fees and expenses

●	392,757 shares for conversion of debt of $515,872

Warrants

During the year ended December 31, 2021, in conjunction with private sales of ordinary shares, the Company issued 3,745,000 warrants and 140,000 underwriter warrants valued at $754,286, which was recorded to Reserve in the Statement of Financial Position. The warrants were valued using the Black-Scholes pricing model. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement.

For the year ended December 31, 2021, the estimated fair values of the warrants measured are as follows:

December 31,
2021
Stock price at time of issuance	$0.283 - 1.602
Exercise price	$3.00
Expected term	2 - 5 years
Expected average volatility	75 - 95%
Expected dividend yield	0
Risk-free interest rate	0.16 - 1.08%

A summary of activity during the year ended December 31, 2021 is as follows:

	Warrants	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of January 1, 2021	-	$-	-
Issuances	3,855,000	3.08	2.13
Exercised	-	-	-
Expiry	-	-	-
Balance as of December 31, 2021	3,855,000	$3.08	1.60

Stock options

We adopted our 2021 Omnibus Incentive Plan (the (“Plan”). Under the Plan, we are authorized to issue equity incentives in the form of incentive stock options, non-statutory stock options, restricted shares, restricted share units, share appreciation rights, performance units or performance shares under separate award agreements. Under the Plan, the aggregate number of shares underlying awards that we could issue cannot exceed 2,300,000 ordinary shares.

During the year ended December 31, 2021, the Company granted 1,504,650 stock options valued at $13,968,627. Stock options with time-based vesting were valued using the Black-sholes pricing model, while stock options with market-based vesting were valued using the Monte Carlo simulation. During the year ended December 31, 2021, the Company recorded share-based compensation of $6,430,158 and the unamortized expense of $7,538,469 as of December 31, 2021. Forfeitures are estimated at the time of grant and adjusted, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For the year ended December 31, 2021, the estimated fair values of the stock options are as follows:

December 31,
2021
Expected term	5.5 - 10 years
Exercise price	$5.00 - $10.56
Expected average volatility	70 - 79%
Expected dividend yield	0
Risk-free interest rate	1.10 - 1.51%

A summary of activity during the year ended December 31, 2021 follows:

	Stock Options	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of January 1, 2021	-	$-	-
Grants	1,504,650	5.10	10.00
Exercised	-	-	-
Expiry	-	-	-
Balance as of December 31, 2021	1,504,650	$5.10	9.85

Exercisable as of December 31, 2021	895,144	$5.10	9.86